FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2012, the Company has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	180,104	2014-2015	3.57% to 4.52%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to interest rate swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2012	2011	2010	2012	2011	2010
Interest rate swaps Other financial items, net	—	—	—	$(535)	$(632)	$(427)

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain/(loss) recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2012	2011	2010
Interest rate swaps	1,547	1,024	(8,578)

Fair value hierarchy of derivative and non-derivative financial instruments
The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

	Fair value	2012	2012	2011	2011
(in thousands of $)	Hierarchy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	424,714	424,714	66,913	66,913
Restricted cash and short-term investments	Level 1	1,551	1,551	213,282	213,282
Investment in available-for-sale securities	Level 1	353,034	353,034	—	—
Cost method investments	Level 3	198,524	N/a	7,347	N/a
Amounts due from Golar Partners	Level 1	34,953	36,109	—	—
Long-term debt – convertible bond (1)	Level 1	228,331	251,250	—	—
Long-term debt – floating (1)		276,575	276,575	771,549	771,549
Obligations under capital leases (1)		—	—	405,843	405,843
Derivatives:
Interest rate swaps liability (2) (3)	Level 2	26,472	26,472	59,084	59,084
Foreign currency swaps liability (3)	Level 2	970	970	27,622	27,622

(1) The Company's debt and capital lease obligations were recorded at amortized cost in the consolidated balance sheet.
(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(3) The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash hedge as at December 31, 2012 and 2011, was $12.9 million (with a notional value of $180.1 million) and $25.9 million (with a notional value of $436.3 million), respectively. The expected maturity of these interest rate agreements is from June 2014 to April 2015.